Operating Leases - Operating Lease Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Lessor, Lease, Description [Line Items]
Operating lease income	$ 135,498	$ 140,586
Variable lease income	15,030	568
Total operating lease income	150,528	$ 141,154
Vessels
Lessor, Lease, Description [Line Items]
Operating lease income	900
Variable lease income	2,600
Operating lease cost	$ 3,000